Patents (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Acquisition of patents				$ 3,000,000
Amortization expense		$ 485,183	$ 0
Settlement Agreement [Member]
Acquisition of patents				$ 4,500,000	$ 4,500,000
Patents expire period				2024
Patent amortization description				Patent portfolio is amortized through 2024
Settlement Agreement [Member] | Rio Grande Neurosciences, Inc. [Member]
Acquisition of patents	$ 4,500,000
Patents expire period	2024
Patent amortization description	Patent portfolio is amortized through 2024